INTANGIBLE ASSETS - NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS - NET

NOTE 7. INTANGIBLE ASSETS - NET

The following table summarizes our Company’s intangible assets, by major asset class:

	December 31, 2015
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
With finite-life intangible assets
Capitalized software development cost	$775	$687	$88

	December 31, 2014
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
With finite-life intangible assets
Capitalized software development cost	$2,503	$2,300	$203
Customer relationships	5,757	5,757	—
Other	71	52	19

	$8,331	$8,109	$222

Intangible assets with finite lives are amortized over their estimated useful lives, typically 3 years, with the overall weighted-average life of 3.0 years.

For the years ended December 31, 2013, 2014 and 2015, total amortization expense of intangible assets were $1.9 million, $1.2 million and $236 thousand, respectively, which includes amortization of capitalized software development costs of $1.2 million, $494 thousand and $217 thousand. As of December 31, 2015, based on the current amount of intangibles subject to amortization, the estimated amortization expense for each of the following years is as follows:

(In US$ thousands)	Amount
2016	$71
2017	14
2018	3

$88